Investments (Cash Equivalents - Narrative) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Cash equivalents	$ 4.5	$ 3.8